                         METLIFE INSURANCE COMPANY USA

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                          SUPPLEMENT DATED MAY 1, 2016
                                       TO
             PROSPECTUSES DATED APRIL 28, 2008 AND NOVEMBER 9, 2006
                (RUSSELL-SELECT/CUSTOM-SELECT/NAVIGATOR-SELECT)

This Supplement revises information contained in the prospectuses dated April 28, 2008 (as supplemented) and November 9, 2006 (as supplemented) for the Russell-Select, Custom-Select and Navigator-Select Variable Annuity contracts issued by MetLife Insurance Company USA ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.


The corresponding sections of the prospectus are modified as follows:


FEE TABLES AND EXAMPLES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.
--------------------------------------------------------------------------------


PERIODIC FEES AND EXPENSES TABLE
CONTRACT MAINTENANCE CHARGE (Note 1)   $30

SEPARATE ACCOUNT ANNUAL EXPENSES
(referred to as Separate Account Product Charges)
(as a percentage of average account value)


 Mortality and Expense Charge*            1.25%
 Administration Expense Charge            0.15%
                                          ----

 Total Separate Account Product Charges   1.40%

 * For Navigator-Select contracts, we are waiving an amount of the Mortality and Expense Charge equal to the investment portfolio expenses that are in excess of 0.92% for account value allocated to the T. Rowe Price Large Cap Growth Portfolio (Class A). For Navigator-Select and Custom-Select contracts, we are waiving an amount of the Mortality and Expense Charge equal to the investment portfolio expenses that are in excess of 0.91% for account value allocated to the BlackRock Capital Appreciation Portfolio (Class A) and in excess of 0.58% for account value allocated to the T. Rowe Price Large Cap Value Portfolio (Class
       A).



    Note 1. During the accumulation phase, we will not charge the contract maintenance charge if the value of your account is $50,000 or more, although, if you make a complete withdrawal, we will charge the contract maintenance charge



THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.


MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Investment Portfolio assets, including   0.27%     1.20%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I
 Invesco V.I. International Growth Fund        0.71%          --         0.30%

FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
 Equity-Income Portfolio                       0.45%         0.25%       0.09%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 1
 Templeton Foreign VIP Fund                    0.75%          --         0.03%

MET INVESTORS SERIES TRUST
 Clarion Global Real Estate                    0.60%          --         0.04%
  Portfolio -- Class A

 ClearBridge Aggressive Growth                0.55%          --          0.02%
  Portfolio -- Class A

 Invesco Comstock Portfolio -- Class B         0.56%         0.25%       0.02%

 Invesco Mid Cap Value                        0.64%          --          0.04%
  Portfolio -- Class A

 Invesco Small Cap Growth                      0.85%          --         0.02%
  Portfolio -- Class A

 Met/Aberdeen Emerging Markets Equity         0.88%          --          0.14%
  Portfolio -- Class A

 MetLife Asset Allocation 100                  0.07%         0.25%       0.01%
  Portfolio -- Class B

 MetLife Small Cap Value                      0.75%         0.25%        0.02%
  Portfolio -- Class B

 MFS(R) Research International                 0.69%          --         0.07%
  Portfolio -- Class A

 Morgan Stanley Mid Cap Growth                0.65%          --          0.03%
  Portfolio -- Class A

 PIMCO Total Return Portfolio -- Class A       0.48%          --         0.04%

 SSGA Growth and Income ETF                   0.31%         0.25%         --
  Portfolio -- Class B

 SSGA Growth ETF Portfolio -- Class B          0.32%         0.25%       0.02%

 T. Rowe Price Large Cap Value                0.57%          --          0.02%
  Portfolio -- Class A

 T. Rowe Price Mid Cap Growth                  0.75%         0.25%       0.03%
  Portfolio -- Class B

METROPOLITAN SERIES FUND
 Baillie Gifford International Stock           0.79%         0.25%       0.07%
  Portfolio -- Class B

 BlackRock Bond Income                        0.32%          --          0.04%
  Portfolio -- Class A

 BlackRock Capital Appreciation                0.69%          --         0.02%
  Portfolio -- Class A

 BlackRock Ultra-Short Term Bond              0.34%          --          0.03%
  Portfolio -- Class A




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I
 Invesco V.I. International Growth Fund       0.01%       1.02%         0.01%         1.01%

FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
 Equity-Income Portfolio                      0.08%       0.87%           --          0.87%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 1
 Templeton Foreign VIP Fund                     --        0.78%           --          0.78%

MET INVESTORS SERIES TRUST
 Clarion Global Real Estate                     --        0.64%           --          0.64%
  Portfolio -- Class A

 ClearBridge Aggressive Growth                 --        0.57%         0.00%         0.57%
  Portfolio -- Class A

 Invesco Comstock Portfolio -- Class B          --        0.83%         0.02%         0.81%

 Invesco Mid Cap Value                       0.08%       0.76%         0.02%         0.74%
  Portfolio -- Class A

 Invesco Small Cap Growth                       --        0.87%         0.02%         0.85%
  Portfolio -- Class A

 Met/Aberdeen Emerging Markets Equity          --        1.02%         0.05%         0.97%
  Portfolio -- Class A

 MetLife Asset Allocation 100                 0.68%       1.01%           --          1.01%
  Portfolio -- Class B

 MetLife Small Cap Value                     0.07%       1.09%         0.00%         1.09%
  Portfolio -- Class B

 MFS(R) Research International                  --        0.76%         0.06%         0.70%
  Portfolio -- Class A

 Morgan Stanley Mid Cap Growth                 --        0.68%         0.01%         0.67%
  Portfolio -- Class A

 PIMCO Total Return Portfolio -- Class A        --        0.52%         0.04%         0.48%

 SSGA Growth and Income ETF                  0.22%       0.78%           --          0.78%
  Portfolio -- Class B

 SSGA Growth ETF Portfolio -- Class B         0.24%       0.83%           --          0.83%

 T. Rowe Price Large Cap Value                 --        0.59%           --          0.59%
  Portfolio -- Class A

 T. Rowe Price Mid Cap Growth                   --        1.03%           --          1.03%
  Portfolio -- Class B

METROPOLITAN SERIES FUND
 Baillie Gifford International Stock            --        1.11%         0.12%         0.99%
  Portfolio -- Class B

 BlackRock Bond Income                         --        0.36%         0.00%         0.36%
  Portfolio -- Class A

 BlackRock Capital Appreciation                 --        0.71%         0.05%         0.66%
  Portfolio -- Class A

 BlackRock Ultra-Short Term Bond               --        0.37%         0.02%         0.35%
  Portfolio -- Class A


                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
 Jennison Growth Portfolio -- Class A           0.60%          --         0.02%

 Loomis Sayles Small Cap Growth                0.90%         0.25%        0.05%
  Portfolio -- Class B

 Met/Wellington Core Equity                     0.70%          --         0.02%
  Opportunities Portfolio -- Class A

 Met/Wellington Core Equity                    0.70%         0.15%        0.02%
  Opportunities Portfolio -- Class E

 MetLife Asset Allocation 20                    0.09%         0.25%       0.02%
  Portfolio -- Class B

 MetLife Asset Allocation 40                   0.06%         0.25%         --
  Portfolio -- Class B

 MetLife Asset Allocation 60                    0.05%         0.25%         --
  Portfolio -- Class B

 MetLife Asset Allocation 80                   0.05%         0.25%         --
  Portfolio -- Class B

 MetLife Stock Index Portfolio -- Class A       0.25%          --         0.02%

 Neuberger Berman Genesis                      0.81%          --          0.03%
  Portfolio -- Class A

 T. Rowe Price Large Cap Growth                 0.60%          --         0.02%
  Portfolio -- Class A

 T. Rowe Price Small Cap Growth                0.47%          --          0.03%
  Portfolio -- Class A

 Western Asset Management Strategic             0.59%          --         0.04%
  Bond Opportunities
  Portfolio -- Class A

PIMCO VARIABLE INSURANCE
 TRUST -- ADMINISTRATIVE CLASS
 PIMCO High Yield Portfolio                     0.60%         0.15%       0.01%

 PIMCO Low Duration Portfolio                  0.50%         0.15%        0.01%

 PUTNAM VARIABLE TRUST -- CLASS IA
 Putnam VT Multi-Cap Growth Fund               0.55%          --          0.11%

 RUSSELL INVESTMENT FUNDS
 Aggressive Equity Fund                        0.90%          --          0.16%

 Core Bond Fund                                 0.55%          --         0.12%

 Global Real Estate Securities Fund            0.80%          --          0.13%

 Multi-Style Equity Fund                        0.73%          --         0.11%

 Non-U.S. Fund                                 0.90%          --          0.16%




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------- ----------- ----------- --------------- -----------
 Jennison Growth Portfolio -- Class A            --        0.62%         0.08%         0.54%

 Loomis Sayles Small Cap Growth                 --        1.20%         0.09%         1.11%
  Portfolio -- Class B

 Met/Wellington Core Equity                      --        0.72%         0.12%         0.60%
  Opportunities Portfolio -- Class A

 Met/Wellington Core Equity                     --        0.87%         0.12%         0.75%
  Opportunities Portfolio -- Class E

 MetLife Asset Allocation 20                   0.52%       0.88%         0.01%         0.87%
  Portfolio -- Class B

 MetLife Asset Allocation 40                  0.56%       0.87%           --          0.87%
  Portfolio -- Class B

 MetLife Asset Allocation 60                   0.60%       0.90%           --          0.90%
  Portfolio -- Class B

 MetLife Asset Allocation 80                  0.65%       0.95%           --          0.95%
  Portfolio -- Class B

 MetLife Stock Index Portfolio -- Class A        --        0.27%         0.01%         0.26%

 Neuberger Berman Genesis                       --        0.84%         0.01%         0.83%
  Portfolio -- Class A

 T. Rowe Price Large Cap Growth                  --        0.62%         0.02%         0.60%
  Portfolio -- Class A

 T. Rowe Price Small Cap Growth                 --        0.50%           --          0.50%
  Portfolio -- Class A

 Western Asset Management Strategic              --        0.63%         0.04%         0.59%
  Bond Opportunities
  Portfolio -- Class A

PIMCO VARIABLE INSURANCE
 TRUST -- ADMINISTRATIVE CLASS
 PIMCO High Yield Portfolio                      --        0.76%           --          0.76%

 PIMCO Low Duration Portfolio                   --        0.66%           --          0.66%

 PUTNAM VARIABLE TRUST -- CLASS IA
 Putnam VT Multi-Cap Growth Fund                --        0.66%           --          0.66%

 RUSSELL INVESTMENT FUNDS
 Aggressive Equity Fund                         --        1.06%           --          1.06%

 Core Bond Fund                                0.01%       0.68%         0.02%         0.66%

 Global Real Estate Securities Fund             --        0.93%           --          0.93%

 Multi-Style Equity Fund                         --        0.84%           --          0.84%

 Non-U.S. Fund                                  --        1.06%           --          1.06%


The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS


The contract offers the investment portfolios which are listed below for allocation of purchase payments and transfers. CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT. You can only invest in 15 investment portfolios at any one time. Additional investment portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INSURANCE COMPANY USA, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP:// WWW.SEC.GOV/.


APPENDIX B CONTAINS A SUMMARY OF THE NAMES OF THE INVESTMENT ADVISERS AND SUBADVISERS OF THE INVESTMENT PORTFOLIOS AND THEIR INVESTMENT OBJECTIVES AND STRATEGIES.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Invesco V.I. International Growth Fund



FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2

Fidelity(R) Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following portfolio is available under the contract:


     Equity-Income Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 1

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Templeton Foreign VIP Fund



MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers) is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Clarion Global Real Estate Portfolio -- Class A

     ClearBridge Aggressive Growth Portfolio -- Class A

     Invesco Comstock Portfolio -- Class B

     Invesco Mid Cap Value Portfolio -- Class A

     Invesco Small Cap Growth Portfolio -- Class A

     Met/Aberdeen Emerging Markets Equity Portfolio -- Class A (formerly MFS(R)
         Emerging Markets Equity Portfolio)

     MetLife Asset Allocation 100 Portfolio -- Class B

     MetLife Small Cap Value Portfolio -- Class B

     MFS(R) Research International Portfolio -- Class A

     Morgan Stanley Mid Cap Growth Portfolio -- Class A

     PIMCO Total Return Portfolio -- Class A

     SSGA Growth and Income ETF Portfolio -- Class B

     SSGA Growth ETF Portfolio -- Class B

     T. Rowe Price Large Cap Value Portfolio -- Class A

     T. Rowe Price Mid Cap Growth Portfolio -- Class B



METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio -- Class B

     BlackRock Bond Income Portfolio -- Class A

     BlackRock Capital Appreciation Portfolio -- Class A

     BlackRock Ultra-Short Term Bond Portfolio -- Class A (formerly BlackRock
         Money Market Portfolio)

     Jennison Growth Portfolio -- Class A

     Loomis Sayles Small Cap Growth Portfolio -- Class B

     Met/Wellington Core Equity Opportunities Portfolio -- Class A

     Met/Wellington Core Equity Opportunities Portfolio -- Class E (formerly
         WMC Core Equity Opportunities Portfolio)

     MetLife Asset Allocation 20 Portfolio -- Class B

     MetLife Asset Allocation 40 Portfolio -- Class B

     MetLife Asset Allocation 60 Portfolio -- Class B

     MetLife Asset Allocation 80 Portfolio -- Class B

     MetLife Stock Index Portfolio -- Class A

     Neuberger Berman Genesis Portfolio -- Class A

     T. Rowe Price Large Cap Growth Portfolio -- Class A

     T. Rowe Price Small Cap Growth Portfolio -- Class A

     Western Asset Management Strategic Bond Opportunities Portfolio -- Class A



PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS

PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:


     PIMCO High Yield Portfolio

     PIMCO Low Duration Portfolio



PUTNAM VARIABLE TRUST -- CLASS IA

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Putnam VT Multi-Cap Growth Fund



RUSSELL INVESTMENT FUNDS

Russell Investment Funds is a mutual fund with multiple portfolios. Russell Investment Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


     Aggressive Equity Fund

     Core Bond Fund

     Global Real Estate Securities Fund

     Multi-Style Equity Fund

     Non-U.S. Fund



DOLLAR COST AVERAGING PROGRAM


In this section of the prospectus, replace "BlackRock Money Market Portfolio" with "BlackRock Ultra-Short Term Bond Portfolio."

SUMMARY


DEATH BENEFIT


If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. There is no death benefit during the income phase, however, depending on the annuity options you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payments) will be paid to your beneficiary (see the "Annuity Payments (The Income Phase)" section of the prospectus for more information).


OTHER INFORMATION


METLIFE INSURANCE COMPANY USA


The issuer of your contract, MetLife Insurance Company USA, is a wholly-owned subsidiary of MetLife, Inc. On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and MetLife Insurance Company USA will remain fully responsible for its respective contractual obligations to variable contract owners.


DISTRIBUTOR


The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org.

An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


FINANCIAL STATEMENTS


The financial statements of the Separate Account are attached. Upon request, the financial statements of MetLife Insurance Company USA will be sent to you without charge.


DISCONTINUED INVESTMENT PORTFOLIOS. The following investment options are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Deutsche Variable Series II (formerly DWS Variable Series II): Deutsche Government & Agency Securities VIP (formerly DWS Government & Agency Securities VIP) (Class A) (closed May 1, 2002); (b) Met Investors Series Trust ("MIST"): for contracts issued prior to May 1, 2003, T. Rowe Price Mid Cap Growth Portfolio (Class A) (closed May 1, 2004); (c) MIST:
MetLife Small Cap Value Portfolio (formerly Third Avenue Small Cap Value Portfolio) (Class A) (closed May 1, 2005).


Effective as of April 28, 2003, the General American Money Market Fund was merged into the State Street Research Money Market Portfolio of Metropolitan Series Fund, Inc. and the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.


Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco VI") the Invesco V.I. Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Fund (Class A) of Met Investors Series Trust; (b) AllianceBernstein Variable Products Series Fund, Inc.: AllianceBernstein Premier Growth Portfolio (Class A) was replaced with the Janus Aggressive Growth Portfolio (Class A) of the Met Investors Series Trust; the AllianceBernstein Value Portfolio (Class B) (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust; and the AllianceBernstein Small Cap Value Portfolio (Class B) (closed effective May 1, 2003) was replaced with the Third Avenue Small Cap Value Portfolio (Class B) of the Met Investors Series Trust; (c) American Century Variable Portfolios, Inc.: the American Century VP Income & Growth Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; the American Century VP Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Mid Cap Value Portfolio (Class A) of the Met Investors Series Trust; and the American Century VP International Fund (closed effective May 1,
2003) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (d) Dreyfus Variable Investment Fund (Initial Shares): the Dreyfus VIF - Disciplined Stock Portfolio (closed effective May 1, 2003) and the Dreyfus VIF - Capital Appreciation Portfolio (closed effective May 1, 2003) were replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; (e) Franklin Templeton Variable Insurance Products Trust (Class 1): the Franklin Small Cap Fund (closed effective May 1, 2004) was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.; and the Mutual Shares Securities Fund (closed effective May 1, 2004) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; (f) Goldman Sachs Variable Insurance Trust ("GSVIT"): the GSVIT Growth and Income Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Growth and Income Fund (Class A) of the Met Investors Series Trust; and the GSVIT International Equity Fund (closed effective May 1,
2002) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (g) INVESCO Variable Investment Funds, Inc.: the INVESCO VIF-Dynamics Fund (closed effective May 1, 2003) was replaced with the T. Rowe Price Mid-Cap Growth Portfolio (Class A) of the Met Investors Series Trust; and the INVESCO VIF-High Yield Fund (closed effective May 1,
2002) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of Met Investors Series Trust; (h) Liberty Variable Investments: the Newport Tiger Fund, Variable Series (Class A) (closed effective May 1, 2002) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (i) MFS(R) Variable Insurance Trust (Initial Class): MFS(R) Research Series (closed effective May 1, 2004) was replaced with the Oppenheimer Capital

Appreciation Portfolio (Class A) of the Met Investors Series Trust; MFS(R) Emerging Growth Series (closed effective May 1, 2004) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.; and the MFS(R) Strategic Income Series (closed effective May 1,
2004) was replaced with the Western Asset Management Strategic Bond Opportunities Portfolio (Class A), (formerly Salomon Brothers Strategic Bond Opportunities Portfolio) (Class A) of the Metropolitan Series Fund, Inc. (j) Oppenheimer Variable Account Funds (Initial Class): Oppenheimer Strategic Bond Fund/VA was replaced with the PIMCO Total Return Portfolio (Class A) of Met Investors Series Trust; Oppenheimer Main Street Fund/VA was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of Met Investors Series Trust; Oppenheimer High Income Fund/VA was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of Met Investors Series Trust; Oppenheimer Bond Fund/VA was replaced with the State Street Research Bond Income Portfolio (Class A) of Metropolitan Series Fund, Inc.; (k) Putnam Variable Trust (Class
IA): Putnam VT New Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Fund (Class A) of the Met Investors Series Trust; and the Putnam VT International New Opportunities Fund (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (l) DWS Variable Series I (formerly Scudder Variable Series I) (Class A): the DWS International Portfolio (formerly Scudder International Portfolio) (closed effective May 1, 2003) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust.


Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class A) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class A) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class A) of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio (Class A) of the Metropolitan Series Fund, Inc.


Effective as of May 1, 2005, the following investment portfolios were replaced:
(a) AllianceBernstein Variable Products Series Fund, Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class A) was replaced with the Neuberger Berman Real Estate Portfolio (Class A) of the Met Investors Series Trust; (b) Dreyfus Variable Investment Fund: the Dreyfus Stock Index Fund (Initial Shares) (closed effective May 1, 2003) was replaced with the MetLife Stock Index Portfolio (Class A) of the Metropolitan Series Fund, Inc.;
(c) MFS(R) Variable Insurance Trust: the MFS(R) High Income Series (Initial Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of the Met Investors Series Trust, the MFS(R) Investors Trust Series (Initial Class) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class
A) of the Met Investors Series Trust, and the MFS(R) New Discovery Series (Initial Class) was replaced with the Met/AIM Small Cap Growth Portfolio (Class
A) of the Met Investors Series Trust; (d) Oppenheimer Variable Account Funds: the Oppenheimer Capital Appreciation Fund/VA (Class A) (closed May 1, 2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; (e) Putnam Variable Trust: the Putnam VT International Equity Fund (Class IA) was replaced with the MFS(R) Research International Portfolio (Class A) of the Met Investors Series Trust; (f) DWS Variable Series II (formerly Scudder Variable Series II) the DWS Dreman Small Cap Value Portfolio (Class A) (formerly SVS Dreman Small Cap Value Portfolio) (Class A) (closed effective May 1, 2002) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Met Investors Series Trust; (g) Fidelity Variable Insurance Products: the VIP High Income Portfolio (Service Class 2) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Met Investors Series Trust.


Effective as of May 1, 2006, the Fidelity VIP Growth Portfolio (Service Class
2) of the Fidelity Variable Insurance Products was merged into the T. Rowe Price Large Cap Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.


Effective as of April 30, 2007, the Met/Putnam Capital Opportunities Portfolio (Class A) of the Met Investors Series Trust merged into the Lazard Mid Cap Portfolio (Class A) of the Met Investors Series Trust.


Effective as of April 30, 2007, (a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco VI") Invesco V.I Capital Appreciation Fund (Series I) (closed effective May 1, 2006) was replaced with the Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A); and, (b) the DWS Variable Series II: DWS Small Cap Growth VIP (Class A) (closed effective May 1, 2002)
was replaced with the Metropolitan Series Fund, Inc.: T. Rowe Price Small Cap Growth Portfolio (Class A).


Effective as of April 28, 2008, the Templeton Developing Markets Securities Fund (Class I) of the Franklin Templeton Variable Insurance Products Trust was replaced with the MFS(R) Emerging Markets Equity Portfolio (Class A) of the Met Investors Series Trust.


Effective as of November 10, 2008, the Strategic Growth and Income Portfolio, the Strategic Conservative Growth Portfolio and the Strategic Growth Portfolio of the Met Investors Series Trust merged into the MetLife Balanced Strategy Portfolio, the MetLife Growth Strategy Portfolio and the MetLife Aggressive Strategy Portfolio, respectively.


Effective as of May 4, 2009, the Capital Guardian U.S. Equity Portfolio (Class A and Class B) of the Metropolitan Series Fund, Inc. merged into the Pioneer Fund Portfolio (Class A) of the Met Investors Series Trust; the Met/AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust merged into the BlackRock Legacy Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.; and the PIMCO VIT Total Return Portfolio (Administrative Class) of the PIMCO Variable Insurance Trust was replaced with the PIMCO Total Return Portfolio (Class A) of the Met Investors Series Trust.


Effective as of May 3, 2010, the assets in the Class B shares of the following investment portfolios, which has been closed to new investment, were transferred to the Class A shares of those investment portfolios: the Lord Abbett Bond Debenture Portfolio and the Lord Abbett Growth and Income Portfolio of the Met Investors Series Trust, and the T. Rowe Price Large Cap Growth Portfolio of the Metropolitan Series Fund, Inc.


Effective as of May 3, 2010, the Putnam VT Growth and Income Fund (Class IA) was replaced by the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust.


Effective as of September 24, 2010, the Putnam VT Vista Fund (Class IA) of the Putnam Variable Trust merged into the Putnam VT Multi-Cap Growth Fund (Class
IA) of the Putnam Variable Trust.


Effective as of May 2, 2011, the Legg Mason Value Equity Portfolio (Class B) of the Met Investors Series Trust merged into the Legg Mason ClearBridge Aggressive Growth Portfolio (Class A) of the Met Investors Series Trust.


Effective as of April 30, 2012, the Oppenheimer Capital Appreciation Portfolio of the Met Investors Series Trust merged into the Jennison Growth Portfolio of the Metropolitan Series Fund.


Effective as of April 29, 2013, the MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) of the Met Investors Series Trust merged into the Neuberger Berman Genesis Portfolio of the Metropolitan Series Fund.


Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio and the MetLife Moderate Strategy Portfolio of the Met Investors Series Trust merged into the MetLife Asset Allocation 40 Portfolio of the Metropolitan Series Fund.


Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio and the MetLife Growth Strategy Portfolio of the Met Investors Series Trust merged, respectively, into the MetLife Asset Allocation 60 Portfolio and the MetLife Asset Allocation 80 Portfolio of the Metropolitan Series Fund.


Effective as of May 1, 2016, the Pioneer Fund Portfolio of the Met Investors Series Trust merged into the Met/
Wellington Core Equity Opportunities Portfolio of the Metropolitan Series Fund.


Effective as of May 1, 2016, the Lord Abbett Bond Debenture Portfolio of the Met Investors Series Trust merged into the Western Asset Management Strategic Bond Opportunities Portfolio of the Metropolitan Series Fund.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS
PART 1. INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE PART 2 OF THIS APPENDIX FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.



           INVESTMENT PORTFOLIO                          INVESTMENT OBJECTIVE
------------------------------------------ ------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I

 Invesco V.I. International Growth Fund    Seeks long-term growth of capital.
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2

 Equity-Income Portfolio                   Seeks reasonable income. The fund will also
                                           consider the potential for capital
                                           appreciation. The fund's goal is to achieve a
                                           yield which exceeds the composite yield on
                                           the securities comprising the S&P 500(R)
                                           Index.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 1

 Templeton Foreign VIP Fund                Seeks long-term capital growth.
 MET INVESTORS SERIES TRUST

 Clarion Global Real Estate                Seeks total return through investment in real
 Portfolio -- Class A                      estate securities, emphasizing both capital
                                           appreciation and current income.
 ClearBridge Aggressive Growth             Seeks capital appreciation.
 Portfolio -- Class A
 Invesco Comstock Portfolio -- Class B     Seeks capital growth and income.
 Invesco Mid Cap Value                     Seeks high total return by investing in equity
 Portfolio -- Class A                      securities of mid-sized companies.
 Invesco Small Cap Growth                  Seeks long-term growth of capital.
 Portfolio -- Class A
 Met/Aberdeen Emerging Markets Equity      Seeks capital appreciation.
 Portfolio -- Class A (formerly MFS(R)
 Emerging Markets Equity Portfolio)
 MetLife Asset Allocation 100              Seeks growth of capital.
 Portfolio -- Class B
 MetLife Small Cap Value                   Seeks long-term capital appreciation.
 Portfolio -- Class B
 MFS(R) Research International             Seeks capital appreciation.
 Portfolio -- Class A
 Morgan Stanley Mid Cap Growth             Seeks capital appreciation.
 Portfolio -- Class A
 PIMCO Total Return Portfolio -- Class A   Seeks maximum total return, consistent with
                                           the preservation of capital and prudent
                                           investment management.



           INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I

 Invesco V.I. International Growth Fund    Invesco Advisers, Inc.
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2

 Equity-Income Portfolio                   Fidelity Management & Research Company
                                           Subadviser: FMR Co., Inc.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 1

 Templeton Foreign VIP Fund                Templeton Investment Counsel, LLC
 MET INVESTORS SERIES TRUST

 Clarion Global Real Estate                MetLife Advisers, LLC
 Portfolio -- Class A                      Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth             MetLife Advisers, LLC
 Portfolio -- Class A                      Subadviser: ClearBridge Investments, LLC
 Invesco Comstock Portfolio -- Class B     MetLife Advisers, LLC
                                           Subadviser: Invesco Advisers, Inc.
 Invesco Mid Cap Value                     MetLife Advisers, LLC
 Portfolio -- Class A                      Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth                  MetLife Advisers, LLC
 Portfolio -- Class A                      Subadviser: Invesco Advisers, Inc.
 Met/Aberdeen Emerging Markets Equity      MetLife Advisers, LLC
 Portfolio -- Class A (formerly MFS(R)     Subadviser: Aberdeen Asset Managers
 Emerging Markets Equity Portfolio)        Limited
 MetLife Asset Allocation 100              MetLife Advisers, LLC
 Portfolio -- Class B
 MetLife Small Cap Value                   MetLife Advisers, LLC
 Portfolio -- Class B                      Subadvisers: Delaware Investments Fund
                                           Advisers; Wells Capital Management
                                           Incorporated
 MFS(R) Research International             MetLife Advisers, LLC
 Portfolio -- Class A                      Subadviser: Massachusetts Financial Services
                                           Company
 Morgan Stanley Mid Cap Growth             MetLife Advisers, LLC
 Portfolio -- Class A                      Subadviser: Morgan Stanley Investment
                                           Management Inc.
 PIMCO Total Return Portfolio -- Class A   MetLife Advisers, LLC
                                           Subadviser: Pacific Investment Management
                                           Company LLC

            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
------------------------------------------- -------------------------------------------------
 SSGA Growth and Income ETF                 Seeks growth of capital and income.
 Portfolio -- Class B
 SSGA Growth ETF Portfolio -- Class B       Seeks growth of capital.
 T. Rowe Price Large Cap Value              Seeks long-term capital appreciation by
 Portfolio -- Class A                       investing in common stocks believed to be
                                            undervalued. Income is a secondary
                                            objective.
 T. Rowe Price Mid Cap Growth               Seeks long-term growth of capital.
 Portfolio -- Class B
 METROPOLITAN SERIES FUND

 Baillie Gifford International Stock        Seeks long-term growth of capital.
 Portfolio -- Class B
 BlackRock Bond Income                      Seeks a competitive total return primarily
 Portfolio -- Class A                       from investing in fixed-income securities.
 BlackRock Capital Appreciation             Seeks long-term growth of capital.
 Portfolio -- Class A
 BlackRock Ultra-Short Term Bond            Seeks a high level of current income
 Portfolio -- Class A (formerly BlackRock   consistent with preservation of capital.
 Money Market Portfolio)
 Jennison Growth Portfolio -- Class A       Seeks long-term growth of capital.
 Loomis Sayles Small Cap Growth             Seeks long-term capital growth.
 Portfolio -- Class B
 Met/Wellington Core Equity                 Seeks to provide a growing stream of income
 Opportunities Portfolio -- Class A         over time and, secondarily, long-term capital
                                            appreciation and current income.
 Met/Wellington Core Equity                 Seeks to provide a growing stream of income
 Opportunities Portfolio -- Class E         over time and, secondarily, long-term capital
 (formerly WMC Core Equity                  appreciation and current income.
 Opportunities Portfolio)
 MetLife Asset Allocation 20                Seeks a high level of current income, with
 Portfolio -- Class B                       growth of capital as a secondary objective.
 MetLife Asset Allocation 40                Seeks high total return in the form of income
 Portfolio -- Class B                       and growth of capital, with a greater
                                            emphasis on income.
 MetLife Asset Allocation 60                Seeks a balance between a high level of
 Portfolio -- Class B                       current income and growth of capital, with a
                                            greater emphasis on growth of capital.
 MetLife Asset Allocation 80                Seeks growth of capital.
 Portfolio -- Class B
 MetLife Stock Index Portfolio -- Class A   Seeks to track the performance of the
                                            Standard & Poor's 500(R) Composite Stock
                                            Price Index.
 Neuberger Berman Genesis                   Seeks high total return, consisting principally
 Portfolio -- Class A                       of capital appreciation.
 T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.
 Portfolio -- Class A
 T. Rowe Price Small Cap Growth             Seeks long-term capital growth.
 Portfolio -- Class A
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio -- Class A         with preservation of capital.
 PIMCO VARIABLE INSURANCE
 TRUST -- ADMINISTRATIVE CLASS

 PIMCO High Yield Portfolio                 Seeks maximum total return, consistent with
                                            preservation of capital and prudent
                                            investment management.



            INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 SSGA Growth and Income ETF                 MetLife Advisers, LLC
 Portfolio -- Class B                       Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio -- Class B       MetLife Advisers, LLC
                                            Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value              MetLife Advisers, LLC
 Portfolio -- Class A                       Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Mid Cap Growth               MetLife Advisers, LLC
 Portfolio -- Class B                       Subadviser: T. Rowe Price Associates, Inc.
 METROPOLITAN SERIES FUND

 Baillie Gifford International Stock        MetLife Advisers, LLC
 Portfolio -- Class B                       Subadviser: Baillie Gifford Overseas Limited
 BlackRock Bond Income                      MetLife Advisers, LLC
 Portfolio -- Class A                       Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation             MetLife Advisers, LLC
 Portfolio -- Class A                       Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond            MetLife Advisers, LLC
 Portfolio -- Class A (formerly BlackRock   Subadviser: BlackRock Advisors, LLC
 Money Market Portfolio)
 Jennison Growth Portfolio -- Class A       MetLife Advisers, LLC
                                            Subadviser: Jennison Associates LLC
 Loomis Sayles Small Cap Growth             MetLife Advisers, LLC
 Portfolio -- Class B                       Subadviser: Loomis, Sayles & Company, L.P.
 Met/Wellington Core Equity                 MetLife Advisers, LLC
 Opportunities Portfolio -- Class A         Subadviser: Wellington Management
                                            Company LLP
 Met/Wellington Core Equity                 MetLife Advisers, LLC
 Opportunities Portfolio -- Class E         Subadviser: Wellington Management
 (formerly WMC Core Equity                  Company LLP
 Opportunities Portfolio)
 MetLife Asset Allocation 20                MetLife Advisers, LLC
 Portfolio -- Class B
 MetLife Asset Allocation 40                MetLife Advisers, LLC
 Portfolio -- Class B
 MetLife Asset Allocation 60                MetLife Advisers, LLC
 Portfolio -- Class B
 MetLife Asset Allocation 80                MetLife Advisers, LLC
 Portfolio -- Class B
 MetLife Stock Index Portfolio -- Class A   MetLife Advisers, LLC
                                            Subadviser: MetLife Investment Advisors,
                                            LLC
 Neuberger Berman Genesis                   MetLife Advisers, LLC
 Portfolio -- Class A                       Subadviser: Neuberger Berman Investment
                                            Advisers LLC
 T. Rowe Price Large Cap Growth             MetLife Advisers, LLC
 Portfolio -- Class A                       Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Small Cap Growth             MetLife Advisers, LLC
 Portfolio -- Class A                       Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond    MetLife Advisers, LLC
 Opportunities Portfolio -- Class A         Subadviser: Western Asset Management
                                            Company
 PIMCO VARIABLE INSURANCE
 TRUST -- ADMINISTRATIVE CLASS

 PIMCO High Yield Portfolio                 Pacific Investment Management Company
                                            LLC

         INVESTMENT PORTFOLIO                      INVESTMENT OBJECTIVE                     INVESTMENT ADVISER/SUBADVISER
------------------------------------- --------------------------------------------- ---------------------------------------------
 PIMCO Low Duration Portfolio         Seeks maximum total return, consistent with   Pacific Investment Management Company
                                      preservation of capital and prudent           LLC
                                      investment management.
 PUTNAM VARIABLE TRUST -- CLASS IA

 Putnam VT Multi-Cap Growth Fund      Seeks long-term capital appreciation.         Putnam Investment Management, LLC
 RUSSELL INVESTMENT FUNDS

 Aggressive Equity Fund               Seeks to provide long term capital growth.    Russell Investment Management Company
                                                                                    Subadvisers: DePrince, Race & Zollo, Inc.;
                                                                                    Monarch Partners Asset Management LLC;
                                                                                    RBC Global Asset Management (U.S.) Inc.;
                                                                                    Snow Capital Management L.P.;
                                                                                    Timpani Capital Management LLC
 Core Bond Fund                       Seeks to provide current income, and as a     Russell Investment Management Company
                                      secondary objective, capital appreciation.    Subadvisers: Colchester Global Investors
                                                                                    Limited;
                                                                                    Logan Circle Partners, L.P.;
                                                                                    Macro Currency Group - an investment
                                                                                    group within Principle Global Investors LLC;
                                                                                    Metropolitan West Asset Management, LLC;
                                                                                    Scout Investments, Inc.
 Global Real Estate Securities Fund   Seeks to provide current income and           Russell Investment Management Company
                                      long-term capital growth.                     Subadvisers: Cohen & Steers Capital
                                                                                    Management, Inc.;
                                                                                    INVESCO Advisers, Inc.;
                                                                                    Morgan Stanley Investment Management
                                                                                    Inc.;
                                                                                    Morgan Stanley Investment Management
                                                                                    Limited and Morgan Stanley Investment
                                                                                    Management Company
 Multi-Style Equity Fund              Seeks to provide long term capital growth.    Russell Investment Management Company
                                                                                    Subadvisers: Barrow, Hanley, Mewhinney &
                                                                                    Strauss, LLC;
                                                                                    Columbus Circle Investors;
                                                                                    Jacobs Levy Equity Management, Inc.;
                                                                                    Mar Vista Investment Partners, LLC;
                                                                                    Suffolk Capital Management, LLC;
                                                                                    Sustainable Growth Advisers, LP
 Non-U.S. Fund                        Seeks to provide long term capital growth.    Russell Investment Management Company
                                                                                    Subadvisers: Barrow, Hanley, Mewhinney &
                                                                                    Strauss, LLC;
                                                                                    MFS Institutional Advisors, Inc.;
                                                                                    Pzena Investment Management, LLC;
                                                                                    William Blair & Company, LLC

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS
PART 2. PORTFOLIOS AVAILABLE WITH YOUR CONTRACT




If you purchased the RUSSELL-SELECT VARIABLE ANNUITY, the following portfolios are available:



METROPOLITAN SERIES FUND -- CLASS A

     BlackRock Ultra-Short Term Bond Portfolio (formerly BlackRock Money Market
         Portfolio)



RUSSELL INVESTMENT FUNDS

     Aggressive Equity Fund

     Core Bond Fund

     Global Real Estate Securities Fund

     Multi-Style Equity Fund

     Non-U.S. Fund

--------------------------------------------------------------------------------

If you purchased the CUSTOM-SELECT VARIABLE ANNUITY, the following portfolios are available:



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I

     Invesco V.I. International Growth Fund



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 1

     Templeton Foreign VIP Fund



MET INVESTORS SERIES TRUST

     Clarion Global Real Estate Portfolio -- Class A

     ClearBridge Aggressive Growth Portfolio -- Class A

     Invesco Comstock Portfolio -- Class B

     Invesco Mid Cap Value Portfolio -- Class A

     Invesco Small Cap Growth Portfolio -- Class A

     Met/Aberdeen Emerging Markets Equity Portfolio -- Class A (formerly MFS(R)
         Emerging Markets Equity Portfolio)

     MetLife Asset Allocation 100 Portfolio -- Class B

     MFS(R) Research International Portfolio -- Class A

     Morgan Stanley Mid Cap Growth Portfolio -- Class A

     PIMCO Total Return Portfolio -- Class A

     SSGA Growth and Income ETF Portfolio -- Class B

     SSGA Growth ETF Portfolio -- Class B

     T. Rowe Price Large Cap Value Portfolio -- Class A



METROPOLITAN SERIES FUND

     BlackRock Bond Income Portfolio -- Class A

     BlackRock Capital Appreciation Portfolio -- Class A

     BlackRock Ultra-Short Term Bond Portfolio -- Class A (formerly BlackRock
         Money Market Portfolio)

     Jennison Growth Portfolio -- Class A

     Met/Wellington Core Equity Opportunities Portfolio -- Class A

     MetLife Asset Allocation 20 Portfolio -- Class B


     MetLife Asset Allocation 40 Portfolio -- Class B

     MetLife Asset Allocation 60 Portfolio -- Class B

     MetLife Asset Allocation 80 Portfolio -- Class B

     Neuberger Berman Genesis Portfolio -- Class A

     T. Rowe Price Large Cap Growth Portfolio -- Class A

     T. Rowe Price Small Cap Growth Portfolio -- Class A

     Western Asset Management Strategic Bond Opportunities Portfolio -- Class A



PUTNAM VARIABLE TRUST -- CLASS IA

     Putnam VT Multi-Cap Growth Fund



CLOSED PORTFOLIOS FOR THIS PRODUCT*

     Deutsche Government & Agency Securities VIP -- Class A (5/1/02)

     MetLife Small Cap Value Portfolio -- Class A (5/1/05)

--------------------------------------------------------------------------------

If you purchased the NAVIGATOR-SELECT VARIABLE ANNUITY, the following portfolios are available:



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I

     Invesco V.I. International Growth Fund



FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2

     Equity-Income Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 1

     Templeton Foreign VIP Fund



MET INVESTORS SERIES TRUST

     Clarion Global Real Estate Portfolio -- Class A

     ClearBridge Aggressive Growth Portfolio -- Class A

     Invesco Comstock Portfolio -- Class B

     Invesco Mid Cap Value Portfolio -- Class A

     Invesco Small Cap Growth Portfolio -- Class A

     Met/Aberdeen Emerging Markets Equity Portfolio -- Class A (formerly MFS(R)
         Emerging Markets Equity Portfolio)

     MetLife Asset Allocation 100 Portfolio -- Class B

     MetLife Small Cap Value Portfolio -- Class B

     MFS(R) Research International Portfolio -- Class A

     Morgan Stanley Mid Cap Growth Portfolio -- Class A

     PIMCO Total Return Portfolio -- Class A

     SSGA Growth and Income ETF Portfolio -- Class B

     SSGA Growth ETF Portfolio -- Class B

     T. Rowe Price Large Cap Value Portfolio -- Class A

     T. Rowe Price Mid Cap Growth Portfolio -- Class B

METROPOLITAN SERIES FUND

     Baillie Gifford International Stock Portfolio -- Class B

     BlackRock Bond Income Portfolio -- Class A

     BlackRock Capital Appreciation Portfolio -- Class A

     BlackRock Ultra-Short Term Bond Portfolio -- Class A (formerly BlackRock
         Money Market Portfolio)

     Jennison Growth Portfolio -- Class A

     Loomis Sayles Small Cap Growth Portfolio -- Class B

     Met/Wellington Core Equity Opportunities Portfolio -- Class E (formerly
         WMC Core Equity Opportunities Portfolio)

     MetLife Asset Allocation 20 Portfolio -- Class B

     MetLife Asset Allocation 40 Portfolio -- Class B

     MetLife Asset Allocation 60 Portfolio -- Class B

     MetLife Asset Allocation 80 Portfolio -- Class B

     MetLife Stock Index Portfolio -- Class A

     Neuberger Berman Genesis Portfolio -- Class A

     T. Rowe Price Large Cap Growth Portfolio -- Class A

     T. Rowe Price Small Cap Growth Portfolio -- Class A

     Western Asset Management Strategic Bond Opportunities Portfolio -- Class A



PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS

     PIMCO High Yield Portfolio

     PIMCO Low Duration Portfolio



PUTNAM VARIABLE TRUST -- CLASS IA

     Putnam VT Multi-Cap Growth Fund



CLOSED PORTFOLIOS FOR THIS PRODUCT*

     Deutsche Government & Agency Securities VIP -- Class A (5/1/02)

     MetLife Small Cap Value Portfolio -- Class A (5/1/05)

     T. Rowe Price Mid Cap Growth Portfolio -- Class A (5/1/04)

     Met/Wellington Core Equity Opportunities Portfolio -- Class A (5/1/16)

--------------------------------------------------------------------------------

* These portfolios are closed for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing).



                                       13